Prepayments and other assets (Details) - USD ($) $ in Thousands	May 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Prepaid expenses	$ 393	$ 539
Deferred financing costs	288	707
Total prepayments and other assets	$ 681	$ 1,246